Derivative Instruments And Hedging Activities (Schedule Of Derivatives Held) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value
Interest rate swaps	$ 0	$ (155)
Currency forward contract	$ 0	$ (14)